Receivables, net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables, net
Receivables, net

	December 31,
($ in millions)	2015	2014
Trade receivables	7,197	7,715
Other receivables	665	701
Allowance	(258)	(279)

	7,604	8,137
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,385	4,087
Advance payments consumed	(928)	(1,146)

	2,457	2,941

Total	10,061	11,078

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2015	2014	2013
Balance at January 1,	279	317	271
Additions	118	103	147
Deductions	(113)	(118)	(92)
Exchange rate differences	(26)	(23)	(9)

Balance at December 31,	258	279	317